Average Annual Total Returns{- Fidelity® Environment and Alternative Energy Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 - Fidelity® Environment and Alternative Energy Fund
	Fidelity Environment and Alternative Energy Fund-Default Return Before Taxes Past 1 year	Fidelity Environment and Alternative Energy Fund-Default Return Before Taxes Past 5 years	Fidelity Environment and Alternative Energy Fund-Default Return Before Taxes Past 10 years	Fidelity Environment and Alternative Energy Fund-Default After Taxes on Distributions Past 1 year	Fidelity Environment and Alternative Energy Fund-Default After Taxes on Distributions Past 5 years	Fidelity Environment and Alternative Energy Fund-Default After Taxes on Distributions Past 10 years	Fidelity Environment and Alternative Energy Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Environment and Alternative Energy Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Environment and Alternative Energy Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	FT128 Past 1 year	FT128 Past 5 years	FT128 Past 10 years
Total	21.18%	15.00%	9.95%	18.36%	13.55%	8.80%	13.01%	11.56%	7.78%	18.40%	15.22%	13.88%	49.92%	22.08%	14.93%